SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Warranty Costs) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Beginning Balance	$ 20,129,274	$ 17,163,711	$ 14,763,321
Addition	2,785,113	3,366,686	2,760,248
Claimed	(496,552)	(401,123)	(359,858)
Ending Balance	$ 22,417,835	$ 20,129,274	$ 17,163,711